LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

14.     LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2020, the Group had no significant lease contract that has been entered into but not yet commenced.

A summary of supplemental information related to operating leases as of December 31, 2020 is as follows:

	Year ended		Year ended
	December 31, 2019		December 31, 2020
Operating lease ROU assets	334,134		105,674
Operating lease liabilities	282,334		81,854
Operating leases - Weighted average remaining lease term	1.88	years	1.47	years
Operating leases - Weighted average discount rate	4.19%		3.3%

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2019	December 31, 2020
Operating lease cost	283,834	244,855
Short-term lease cost	9,724	808
Total	293,558	245,663
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	281,425	218,878
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	157,120	63,749

As of December 31, 2020, the maturity of operating lease liabilities under the Group’s non-cancelable operating leases is as follows:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
2020	193,478	—
2021	82,128	62,414
2022	17,944	20,947
2023	454	872
2024	—	—
2025 and thereafter	—	—
Subtotal	294,004	84,233
Less: imputed interest	11,670	2,379
Present value of operating lease liabilities	282,334	81,854